Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Additional disclosures:
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Carrying Amount [Member]
Additional disclosures:
Notes receivable and other	11	10
Long-term debt, including current portion	(8,437)	(7,237)
Fair Value [Member]
Additional disclosures:
Notes receivable and other	10	10
Long-term debt, including current portion	(9,624)	(8,170)
Level 1 [Member]
Additional disclosures:
Notes receivable and other	2
Long-term debt, including current portion	0
Level 2 [Member]
Additional disclosures:
Notes receivable and other	8
Long-term debt, including current portion	(9,624)
Level 3 [Member]
Additional disclosures:
Notes receivable and other	0
Long-term debt, including current portion	0
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments	18	25
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	5	1
Energy derivative liabilities	(1)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments	18	25
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	5	1
Energy derivative liabilities	(1)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments	18	25
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	0	1
Energy derivative liabilities	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	0	0
Energy derivative liabilities	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets	5	0
Energy derivative liabilities	$ (1)